8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2024
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Risk-free interest rate	3.52% - 3.72%	n/a	1.32% - 1.34%
Expected life	5 years	n/a	5 years
Expected volatility	142.43% - 142.96%	n/a	104.30% - 104.41%
Expected dividend yield	nil	n/a	nil